Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Event
Subsequent Event

33. Subsequent Event

In December 2021, one of the Group’s subsidiaries, entered into an agreement to invest a 70% equity interest in a joint venture (another shareholder holding the remaining 30% equity interest) established to design, produce and sell automotive power module and electronics products. In April 2022, this transaction was closed (cash consideration in the amount of RMB210,000) and the Group obtained control over the joint venture. Upon obtaining contol, the Group consolidated the joint venture with a non-controlling interest.

33. Subsequent Event (Continued)

In March 2022, one of the Group’s subsidiaries, entered into an agreement with Xin Wang Da Eletronic Limited (“Xin Wang Da Eletronic”) to purchase certain series Pre-A preferred shares of Xin Wang Da Electric Vehicle and Battery Limited, a subsidiary of Xin Wang Da Eletronic. This tranaction (cash consideration in the amount of RMB400,000), resulted in the Group’s approximately 3.2% equity ownership in the Xin Wang Da Electric Vehicle and Battery Limited. The Group accounted for the investment using the measurement alternative, recording the investment at cost, adjusted for subsequent observable price changes and impairments, if any.